UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.2%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,866,549
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,781,300

		$4,647,849

Cogeneration — 1.4%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,070	$1,061,793

		$1,061,793

Education — 28.4%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$329,443
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	150	166,408
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,634,143
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	350,532
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	539,315
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,099,630
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	788,242
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	566,635
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,200,860
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	234,626
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,092,230
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,738,025
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,676,750
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	357,747
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	440,736
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,751,104
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,145,040
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	293,446
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	760,865
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,298,966

		$21,464,743

Electric Utilities — 8.1%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,623,358
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,330	930,202
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,654,245
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	1,948,422

		$6,156,227

General Obligations — 7.8%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$244,840
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	128,746
New York, 5.00%, 2/15/34(1)	4,000	4,358,880
New York City, 6.25%, 10/15/28	1,000	1,186,130

		$5,918,596

Health Care-Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,666

Security	Principal Amount (000’s omitted)	Value
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	$100	$101,331

		$151,997

Hospital — 24.0%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$143,083
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,036,483
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	870	871,183
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,602,946
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,021,140
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,007,580
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,088,460
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,051,590
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	861,241
New York Dormitory Authority, (NYU Hospital Center), 5.00%, 7/1/36	750	767,543
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,250	1,308,100
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	417,075
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	824,730
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	965	967,084
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	339,661
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	870,070
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	667,544
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,311,737

		$18,157,250

Housing — 14.2%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,510,065
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,661,894
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,037,720
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,693,040
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,520,760
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,325	1,333,241

		$10,756,720

Industrial Development Revenue — 4.9%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,105,140
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,077,216
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42	1,350	1,305,247
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	195	199,027

		$3,686,630

Insured-Education — 6.8%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,337,312
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,579,695
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	5,365	2,257,807

		$5,174,814

Insured-Electric Utilities — 2.1%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,551,186

		$1,551,186

Security	Principal Amount (000’s omitted)	Value
Insured-Other Revenue — 3.7%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,204,242
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,559,258

		$2,763,500

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$313,904

		$313,904

Insured-Transportation — 2.0%
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	$1,475	$1,485,399

		$1,485,399

Insured-Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,007,540

		$1,007,540

Other Revenue — 7.2%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,186,661
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	407,896
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	689,231
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,115,860
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,021,740

		$5,421,388

Senior Living/Life Care — 6.7%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,450,014
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	292,236
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	123,272
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	964,287
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	214,942
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	200,721
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,800	1,838,592

		$5,084,064

Special Tax Revenue — 21.1%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,597,530
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	2,100	2,335,431
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,096,550
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,119,200
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,599,745
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,609,240
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	600,247

		$15,957,943

Transportation — 14.5%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$815,454
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,589,040
New York Thruway Authority, 5.00%, 1/1/37	1,200	1,271,328
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,045,110
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,068,454
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,080,585
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,048,195

		$10,918,166

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 6.0%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(2)	$3,105	$3,493,342
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,037,510

		$4,530,852

Total Tax-Exempt Investments — 167.0% (identified cost $118,562,141)		$126,210,561

Miscellaneous — 1.2%

Security	Units	Value
Real Estate — 1.2%
CMS Liquidating Trust(3)(4)(5)	257	$887,164

Total Miscellaneous — 1.2% (identified cost $822,400)		$887,164

Total Investments — 168.2% (identified cost $119,384,541)		$127,097,725

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.6)%		$(33,725,062)

Other Assets, Less Liabilities — (23.6)%		$(17,808,683)

Net Assets Applicable to Common Shares — 100.0%		$75,563,980

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2014, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 3.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,183,773.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2014, the aggregate value of these securities is $887,164 or 1.2% of the Trust’s net assets applicable to common shares.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at February 28, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/14	43 U.S. Long Treasury Bond	Short	$(5,641,320)	$(5,721,688)	$(80,368)

At February 28, 2014, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $80,368.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,413,118

Gross unrealized appreciation	$8,178,643
Gross unrealized depreciation	(809,036)

Net unrealized appreciation	$7,369,607

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$126,210,561	$—	$126,210,561
Miscellaneous	—	—	887,164	887,164
Total Investments	$—	$126,210,561	$887,164	$127,097,725

Liability Description
Futures Contracts	$(80,368)	$—	$—	$(80,368)
Total	$(80,368)	$—	$—	$(80,368)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2014 is not presented.

At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014